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VIA EDGAR TRANSMISSION

VIA EDGAR

Ladies and Gentlemen:

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

January 26, 2017

Re:	John Hancock Sovereign Bond Fund (the “Trust”), on behalf of: John Hancock Bond Fund (the “Fund”) Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of the Trust, we are today filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the registration of shares of John Hancock Bond Fund, a series of the Trust, in connection with the reorganization of Active Bond Fund, a series of John Hancock Funds II. The Registration Statement was filed with the SEC on December 20, 2016, accession no. 0001133228-16-014777.

The purpose of the Amendment is to make non-material changes to the Combined Proxy Statement/Prospectus and Statement of Additional Information in response to comments received from the staff of the SEC. Pursuant to Rule 485(b) under the Securities Act of 1933, as amended, the Amendment will become effective on January 26, 2017.

If you have any questions or comments concerning the foregoing, please call me at (617) 951-9068.

Very truly yours,

/s/ Trayne Wheeler

Cc:	Thomas Dee,
Assistant Secretary of the Trust

January 26, 2017

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